Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net comprised the following:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Accounts receivable	36,837,847	14,265,430	1,817,275
Allowance for expected credit loss	(2,668,186)	(376,389)	(47,948)
Total	34,169,661	13,889,041	1,769,327

Allowance for expected credit losses consists of the following:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Beginning balance of the year/period	1,414,818	2,668,186	339,900
Addition (reversal)	1,253,368	(2,291,797)	(291,952)
Ending balance of the year/period	2,668,186	376,389	47,948

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Accounts receivable	33,758,410	36,837,847	4,742,440
Allowance for expected credit losses	(1,414,818)	(2,668,186)	(343,497)
Total	32,343,592	34,169,661	4,398,943

Allowance for expected credit losses, net consists of the following:

	2023	2024	2024
	HKD	HKD	US$
Beginning balance, January 1	31,502	1,414,818	182,141
Addition	1,383,316	1,253,368	161,356
Ending balance, December 31	1,414,818	2,668,186	343,497